Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2011
Registrant Name	DOMINI SOCIAL INVESTMENT TRUST
Central Index Key	0000851680
Amendment Flag	false
Document Creation Date	May 10, 2012
Document Effective Date	May 11, 2012
Prospectus Date	Nov. 30, 2011